Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Nov. 15, 2022
C000237190
Account Value [Line Items]
Line Graph and Table Measure Name	(Regulatory Benchmark)
Account Value	$ 12,434	$ 12,265	$ 12,108	$ 11,823	$ 11,594	$ 11,325	$ 10,986	$ 10,759	$ 10,328	$ 10,251	$ 9,930	$ 10,000
T. Rowe Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,967	10,998	10,883	10,897	10,399	10,395	10,183	10,156	10,265	10,060	10,064	10,000
T. Rowe Index: Morningstar LSTA Performing Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name	(Strategy Benchmark)
Account Value	$ 12,702	$ 12,555	$ 12,385	$ 12,086	$ 11,885	$ 11,598	$ 11,218	$ 10,972	$ 10,455	$ 10,371	$ 9,991	$ 10,000